Share capital	12 Months Ended
Dec. 31, 2022
Share capital [Abstract]
Share capital	Share capital
Authorized
400,000,000 Common shares, without par value
20,000,000 Class B Common shares, without par value
10,000,000 Preferred shares, issuable in series, without par value
Issued

	December 31, 2022		December 31, 2021
	Number	Amount	Number	Amount
Common	81,273,936	$2,667	103,647,256	$3,402
Class B Common	2,281,478	—	2,281,478	—
Total Common	83,555,414	$2,667	105,928,734	$3,402
For the year ended December 31, 2022, we issued no Common shares under our share option plans (2021 - 131,452 Common shares) and no Common shares under our employee share purchase plan (2021 - 2,946 Common shares).
Rights and restrictions of Common shares
The Common shares and Class B Common shares are equal in all respects, including the right to dividends, rights upon dissolution or winding up and the right to vote, except that each Class B Common share may at any time be exchanged for one Common share. Our Common shares are listed for trading on the TSX and NYSE under the symbol WFG, while our Class B Common shares are not. Certain circumstances or corporate transactions may require the approval of the holders of our Common shares and Class B Common shares on a separate class by class basis.
Share repurchases
Normal Course Issuer Bid
On February 23, 2022, we renewed our normal course issuer bid (“NCIB”) allowing us to acquire up to 10,194,000 Common shares for cancellation until the expiry of the bid on February 22, 2023. As of December 31, 2022, we had repurchased and cancelled all 10,194,000 Common shares available under the 2022 NCIB.
For the year ended December 31, 2022, we repurchased 10,475,115 Common shares at an average price of $82.01 per share under our NCIB programs (year ended December 31, 2021 - 7,059,196 Common shares at an average price of $74.60).
2022 Substantial Issuer Bid
On June 7, 2022, we completed a substantial issuer bid (“2022 SIB”) pursuant to which we purchased for cancellation a total of 11,898,205 Common shares at a price of $95.00 per share for an aggregate purchase price of $1.13 billion.
2021 Substantial Issuer Bid
On August 20, 2021, we completed a substantial issuer bid (“2021 SIB”) pursuant to which we purchased for cancellation a total of 10,309,278 Common shares at a price of CAD$97.00 (US$76.84) per Common share for an aggregate purchase price of CAD$1.0 billion.